Vanguard® U.S. Momentum Factor ETF
Schedule of Investments (unaudited)
As of August 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Basic Materials (4.1%)
	Newmont Corp. (XNYS)	105,336	7,837
	Anglogold Ashanti plc (XNYS)	57,142	3,238
	Royal Gold Inc.	17,493	3,141
	Carpenter Technology Corp.	9,025	2,174
	Mosaic Co.	62,822	2,098
*	Perpetua Resources Corp.	109,624	2,069
*	SSR Mining Inc. (XTSE)	89,999	1,738
*	US Antimony Corp.	355,245	1,616
*,1	ASP Isotopes Inc.	169,126	1,570
*	Novagold Resources Inc.	218,539	1,495
*	RBC Bearings Inc.	3,610	1,408
*	MP Materials Corp.	19,412	1,381
*	Coeur Mining Inc.	101,649	1,337
	Mueller Industries Inc.	13,416	1,287
*	NioCorp Developments Ltd.	255,745	1,176
*,1	American Battery Technology Co.	456,468	1,127
*	Idaho Strategic Resources Inc.	39,697	1,117
*	Compass Minerals International Inc.	51,783	986
	Sensient Technologies Corp.	8,398	953
*	Perimeter Solutions Inc.	41,039	919
*,1	Energy Fuels Inc.	65,264	754
	Hawkins Inc.	4,217	706
*	Intrepid Potash Inc.	22,050	671
*	Century Aluminum Co.	29,348	655
	Fastenal Co.	11,689	580
	Hecla Mining Co.	66,827	569
*	Ivanhoe Electric Inc.	54,044	482
	NewMarket Corp.	505	418
	CF Industries Holdings Inc.	4,701	407
*	Uranium Energy Corp.	36,107	386
*	US Gold Corp.	26,484	348
	Kaiser Aluminum Corp.	4,060	316
			44,959
Consumer Discretionary (16.3%)
	Royal Caribbean Cruises Ltd.	29,049	10,551
*	Spotify Technology SA	14,451	9,854
*	Uber Technologies Inc.	80,316	7,530
*	Netflix Inc.	5,884	7,109
*	Roblox Corp. Class A	38,998	4,859
	Booking Holdings Inc.	773	4,328
	Walmart Inc.	38,461	3,730
	Tapestry Inc.	32,909	3,351
*	Carvana Co.	8,355	3,107
	Fox Corp. Class B	56,030	3,056
	eBay Inc.	33,711	3,055
*	Five Below Inc.	20,094	2,916
*	Brinker International Inc.	18,617	2,904
	Fox Corp. Class A	48,086	2,871
	TKO Group Holdings Inc.	14,633	2,774
	Garmin Ltd.	11,097	2,683
	Rollins Inc.	46,589	2,634
*	Wayfair Inc. Class A	31,389	2,342
	Ralph Lauren Corp.	7,645	2,270
*	Viking Holdings Ltd.	34,611	2,202
	Super Group SGHC Ltd.	188,584	2,193
*	BJ's Wholesale Club Holdings Inc.	22,389	2,187
*	Liberty Media Corp.-Liberty Live Class C	22,307	2,172
*	Amer Sports Inc.	54,924	2,160
*	Coupang Inc.	73,900	2,112

		Shares	Market Value ($000)
*	Dutch Bros Inc. Class A	28,705	2,062
*	United Airlines Holdings Inc.	19,459	2,043
*	Ollie's Bargain Outlet Holdings Inc.	15,257	1,935
*	ThredUP Inc. Class A	176,882	1,914
	Darden Restaurants Inc.	8,841	1,830
*	Grand Canyon Education Inc.	8,964	1,807
*	Liberty Media Corp.-Liberty Formula One Class C	17,771	1,775
	Group 1 Automotive Inc.	3,814	1,773
*	Planet Fitness Inc. Class A	16,895	1,771
*	Chewy Inc. Class A	42,112	1,725
	Somnigroup International Inc.	20,481	1,719
*	Liberty Media Corp.-Liberty Live Class A	17,978	1,701
*	Live Nation Entertainment Inc.	10,053	1,674
*	Warner Bros Discovery Inc.	139,625	1,625
	Carriage Services Inc.	36,561	1,601
	RB Global Inc. (XTSE)	13,390	1,534
*	Lyft Inc. Class A	93,884	1,523
	Dana Inc.	75,180	1,516
*	Stride Inc.	9,179	1,498
*	Ulta Beauty Inc.	3,001	1,479
	Wynn Resorts Ltd.	11,609	1,471
*	SkyWest Inc.	11,667	1,416
*	Cooper-Standard Holdings Inc.	36,777	1,354
*	Universal Technical Institute Inc.	49,460	1,315
	Build-A-Bear Workshop Inc.	20,360	1,238
*	Life Time Group Holdings Inc.	44,235	1,235
*	National Vision Holdings Inc.	53,563	1,229
*	Take-Two Interactive Software Inc.	5,244	1,223
*,1	Red Cat Holdings Inc.	136,523	1,220
*	Carnival Corp.	37,514	1,196
*	IMAX Corp.	41,424	1,183
*	Shake Shack Inc. Class A	11,097	1,176
	Hasbro Inc.	14,374	1,167
*	Rush Street Interactive Inc.	51,618	1,151
*	Duolingo Inc.	3,698	1,101
*	SharkNinja Inc.	9,333	1,092
*	Hertz Global Holdings Inc.	186,144	1,067
	Travel & Leisure Co.	16,330	1,032
	Cracker Barrel Old Country Store Inc.	16,254	972
*	Avis Budget Group Inc.	6,093	964
*	QuantumScape Corp.	121,452	963
	Boyd Gaming Corp.	10,656	915
*	Strattec Security Corp.	13,854	913
*	Latham Group Inc.	107,740	865
*	Stitch Fix Inc. Class A	156,183	826
*	Genius Sports Ltd.	61,398	785
	OneSpaWorld Holdings Ltd.	32,949	744
	Aramark	18,859	738
*	Arlo Technologies Inc.	41,884	729
	Sonic Automotive Inc. Class A	8,694	715
	Wolverine World Wide Inc.	22,351	714
*	Dollar Tree Inc.	6,478	707
*	Urban Outfitters Inc.	10,533	707
*	BJ's Restaurants Inc.	19,662	660
*	American Public Education Inc.	21,182	639
	Worthington Enterprises Inc.	9,613	633
*,1	Nexxen International Ltd.	61,909	621
	Perdoceo Education Corp.	18,426	603
*	Goodyear Tire & Rubber Co.	70,574	598
	Rush Enterprises Inc. Class A	10,198	585
	Garrett Motion Inc.	40,833	530
*	Eastman Kodak Co.	78,829	465
*	RealReal Inc.	60,266	460
	Advance Auto Parts Inc.	7,178	438
	Cheesecake Factory Inc.	7,044	433
*	Coursera Inc.	37,104	427
*	Frontdoor Inc.	6,866	417
*	Citi Trends Inc.	11,599	413
*	Tesla Inc.	1,203	402
	Monarch Casino & Resort Inc.	3,818	398

		Shares	Market Value ($000)
*	Laureate Education Inc.	14,370	395
*	Driven Brands Holdings Inc.	21,054	388
	Williams-Sonoma Inc.	1,925	362
*	Lincoln Educational Services Corp.	19,044	358
*	Boot Barn Holdings Inc.	1,914	340
	Cricut Inc. Class A	55,836	318
	Gray Media Inc.	48,666	298
*	Peloton Interactive Inc. Class A	38,262	291
*	Flutter Entertainment plc	909	279
*	Liberty Media Corp.-Liberty Formula One Class A	2,949	266
	Expedia Group Inc.	1,223	263
*	Vuzix Corp.	123,245	261
*	GigaCloud Technology Inc. Class A	8,959	237
*	Biglari Holdings Inc. Class B	713	222
*	Dorman Products Inc.	1,341	217
			176,795
Consumer Staples (6.1%)
	Altria Group Inc.	143,031	9,613
	Philip Morris International Inc.	56,079	9,372
	McKesson Corp.	10,432	7,163
	Cencora Inc.	17,253	5,031
	Kroger Co.	57,466	3,899
	Fresh Del Monte Produce Inc.	89,121	3,233
	CVS Health Corp.	43,773	3,202
	Cal-Maine Foods Inc.	24,005	2,776
	Corteva Inc.	35,556	2,638
	Pilgrim's Pride Corp.	47,718	2,121
*	Monster Beverage Corp.	30,981	1,934
	Turning Point Brands Inc.	19,125	1,903
*	Celsius Holdings Inc.	27,915	1,755
*	United Natural Foods Inc.	60,443	1,709
*	US Foods Holding Corp.	21,003	1,630
	Casey's General Stores Inc.	3,222	1,593
*	Vita Coco Co. Inc.	42,597	1,522
	Weis Markets Inc.	17,350	1,243
*	Chefs' Warehouse Inc.	18,334	1,158
	Natural Grocers by Vitamin Cottage Inc.	26,733	1,028
*	Sprouts Farmers Market Inc.	7,041	990
*	Herbalife Ltd.	27,156	266
	Lifevantage Corp.	17,488	229
			66,008
Energy (2.6%)
	Williams Cos. Inc.	65,752	3,806
*	NEXTracker Inc. Class A	36,650	2,465
	Solaris Energy Infrastructure Inc.	57,602	1,820
*	Centrus Energy Corp. Class A	8,924	1,800
*	Solid Power Inc.	376,892	1,632
	Antero Midstream Corp.	85,775	1,526
*	Sable Offshore Corp.	53,081	1,432
	DTE Midstream LLC	13,629	1,420
	Expand Energy Corp.	14,129	1,367
	EQT Corp.	25,655	1,330
	Baker Hughes Co.	28,838	1,309
*	American Superconductor Corp.	23,056	1,151
*	Ramaco Resources Inc. Class A	38,096	988
*	NextDecade Corp.	83,233	892
	Golar LNG Ltd.	19,563	857
*	Comstock Resources Inc.	52,741	851
*	Flotek Industries Inc.	70,393	851
*,1	Gevo Inc.	469,649	813
	Diversified Energy Co. plc	20,551	338
*	Matrix Service Co.	19,968	302
	Cheniere Energy Inc.	1,215	294
*	DNOW Inc.	17,502	280
	Delek US Holdings Inc.	9,811	272
*	CVR Energy Inc.	8,195	250
*	Par Pacific Holdings Inc.	6,994	242
			28,288

		Shares	Market Value ($000)
Financials (13.4%)
	Bank of New York Mellon Corp.	95,003	10,032
*	Coinbase Global Inc. Class A	30,361	9,246
	Charles Schwab Corp.	66,859	6,408
	Morgan Stanley	41,990	6,319
	CME Group Inc.	22,219	5,922
	Wells Fargo & Co.	70,046	5,756
	JPMorgan Chase & Co.	18,435	5,557
*	SoFi Technologies Inc.	197,577	5,046
	W R Berkley Corp.	60,430	4,332
*	Robinhood Markets Inc. Class A	38,627	4,018
	Citigroup Inc.	39,086	3,775
*	Upstart Holdings Inc.	48,757	3,573
	Globe Life Inc.	20,078	2,810
	Interactive Brokers Group Inc. Class A	41,686	2,595
	SLM Corp.	78,842	2,466
*	Porch Group Inc.	140,466	2,384
	OneMain Holdings Inc.	37,768	2,336
	HCI Group Inc.	13,980	2,331
	Axis Capital Holdings Ltd.	23,438	2,310
	Franklin Resources Inc.	89,212	2,289
	Unum Group	31,560	2,205
	Intercontinental Exchange Inc.	11,822	2,088
*	Enova International Inc.	16,945	2,055
	Virtu Financial Inc. Class A	44,893	1,882
*	Coastal Financial Corp.	16,236	1,859
	Goldman Sachs Group Inc.	2,480	1,848
	Esquire Financial Holdings Inc.	18,438	1,809
*	Lemonade Inc.	34,169	1,808
	Stock Yards Bancorp Inc.	21,967	1,773
	Victory Capital Holdings Inc. Class A	23,213	1,655
	Broadridge Financial Solutions Inc.	5,689	1,454
	Cboe Global Markets Inc.	6,127	1,446
*	Skyward Specialty Insurance Group Inc.	26,186	1,265
*	Texas Capital Bancshares Inc.	14,368	1,244
*	Root Inc. Class A	13,379	1,234
*	StoneX Group Inc.	11,856	1,211
	Tradeweb Markets Inc. Class A	9,090	1,121
*	Palomar Holdings Inc.	8,812	1,084
	Horace Mann Educators Corp.	23,346	1,073
	Nasdaq Inc.	11,313	1,072
	OppFi Inc.	99,651	1,017
*	Hippo Holdings Inc.	30,079	1,017
	Corebridge Financial Inc.	28,979	1,008
	Metropolitan Bank Holding Corp.	12,627	1,002
*	Heritage Insurance Holdings Inc.	43,560	992
	PJT Partners Inc. Class A	5,520	988
	GCM Grosvenor Inc. Class A	76,078	986
	Univest Financial Corp.	30,955	980
	Houlihan Lokey Inc.	4,744	945
	FirstCash Holdings Inc.	6,327	932
	Banner Corp.	13,858	929
	Equitable Holdings Inc.	17,158	914
*	Dave Inc.	4,181	891
*	Customers Bancorp Inc.	12,329	884
	Pathward Financial Inc.	11,101	882
	Acadian Asset Management Inc.	17,230	878
	Universal Insurance Holdings Inc.	33,031	806
*	Riot Platforms Inc.	57,127	786
*	SiriusPoint Ltd.	41,653	780
	Nicolet Bankshares Inc.	5,260	727
	BGC Group Inc. Class A	62,453	613
*	Hamilton Insurance Group Ltd. Class B	25,036	597
	State Street Corp.	4,588	527
	LPL Financial Holdings Inc.	1,357	495
	Banco Latinoamericano de Comercio Exterior SA	10,536	486
	Hanover Insurance Group Inc.	2,792	484
	Marex Group plc	13,031	461
	Enterprise Financial Services Corp.	7,219	442
	Bank First Corp.	3,286	427

		Shares	Market Value ($000)
	BancFirst Corp.	2,894	385
*	World Acceptance Corp.	2,012	345
	Trustmark Corp.	6,660	268
	Kingstone Cos. Inc.	19,100	257
	Northeast Bank	2,306	255
	Northern Trust Corp.	1,689	222
	Progressive Corp.	819	202
			145,501
Health Care (12.5%)
	Gilead Sciences Inc.	88,027	9,944
*	Boston Scientific Corp.	51,663	5,450
	Royalty Pharma plc Class A	121,692	4,378
*	Alnylam Pharmaceuticals Inc.	8,630	3,853
	Cardinal Health Inc.	21,080	3,136
*	Insulet Corp.	8,574	2,914
	Abbott Laboratories	21,755	2,886
*	Guardant Health Inc.	42,361	2,856
*	Xeris Biopharma Holdings Inc.	356,299	2,790
*	Bridgebio Pharma Inc.	52,242	2,704
*	Exelixis Inc.	71,775	2,686
*	Veeva Systems Inc. Class A	9,393	2,529
*	Doximity Inc. Class A	36,609	2,487
*	Hims & Hers Health Inc.	52,288	2,214
	Quest Diagnostics Inc.	11,718	2,128
*	Corcept Therapeutics Inc.	30,303	2,113
	Phibro Animal Health Corp. Class A	56,093	2,079
*	Adaptive Biotechnologies Corp.	157,065	2,070
*	Insmed Inc.	15,155	2,063
*	Trevi Therapeutics Inc.	253,450	1,839
*	Verastem Inc.	194,256	1,797
*	Axsome Therapeutics Inc.	14,506	1,759
*	PTC Therapeutics Inc.	35,297	1,741
*	Liquidia Corp.	56,858	1,574
*	Rhythm Pharmaceuticals Inc.	13,805	1,424
*	CorMedix Inc.	95,033	1,409
	Encompass Health Corp.	11,489	1,399
*	Akero Therapeutics Inc.	29,935	1,399
*	Cidara Therapeutics Inc.	21,377	1,398
*	Mirum Pharmaceuticals Inc.	18,438	1,362
*	Celcuity Inc.	25,623	1,313
*	Aurinia Pharmaceuticals Inc.	107,871	1,293
*	Arcutis Biotherapeutics Inc.	81,390	1,263
*	Rigel Pharmaceuticals Inc.	32,027	1,244
*	Akebia Therapeutics Inc.	394,268	1,238
*	Alignment Healthcare Inc.	75,508	1,235
*,1	Anavex Life Sciences Corp.	126,936	1,224
*	Protagonist Therapeutics Inc.	20,685	1,221
*	Precigen Inc.	262,200	1,183
*,1	Nutex Health Inc.	13,936	1,168
*	Scholar Rock Holding Corp.	35,473	1,158
*	aTyr Pharma Inc.	214,277	1,153
*	Amylyx Pharmaceuticals Inc.	120,659	1,132
*	GRAIL Inc.	34,482	1,131
*,1	Tonix Pharmaceuticals Holding Corp.	38,145	1,130
*	TG Therapeutics Inc.	37,222	1,092
*	BrightSpring Health Services Inc.	45,450	1,077
*,1	Summit Therapeutics Inc. (XNMS)	45,197	1,071
*	UroGen Pharma Ltd.	54,215	1,054
*	LifeMD Inc.	168,045	1,040
*	AtriCure Inc.	27,100	1,002
*,1	Ginkgo Bioworks Holdings Inc.	76,403	968
*	Niagen Bioscience Inc.	94,974	940
*	GeneDx Holdings Corp.	7,244	938
*	iRhythm Technologies Inc.	5,386	916
*	Personalis Inc.	185,332	906
*	Alphatec Holdings Inc.	54,855	872
*	Mineralys Therapeutics Inc.	55,523	860
*	Soleno Therapeutics Inc.	12,423	841
*	Taysha Gene Therapies Inc.	277,734	811

		Shares	Market Value ($000)
*	Indivior plc	33,114	804
*	Neuronetics Inc.	237,208	790
*,1	SELLAS Life Sciences Group Inc.	403,560	775
*	Pacira BioSciences Inc.	28,440	759
*	LENZ Therapeutics Inc.	19,356	748
*	89bio Inc.	82,651	746
*	Phreesia Inc.	23,074	731
*	ACADIA Pharmaceuticals Inc.	27,306	710
*	Eton Pharmaceuticals Inc.	40,992	710
	Labcorp Holdings Inc.	2,552	709
*	Masimo Corp.	4,992	697
	ResMed Inc.	2,421	665
*	Claritev Corp.	9,546	658
*	BioCryst Pharmaceuticals Inc.	77,984	648
*	Travere Therapeutics Inc.	36,891	646
*	OptimizeRx Corp.	34,515	624
*	Kodiak Sciences Inc.	66,291	599
*	Zevra Therapeutics Inc.	64,067	581
*	Abeona Therapeutics Inc.	78,341	535
*,1	Cardiff Oncology Inc.	253,979	533
*	Mind Medicine MindMed Inc.	60,064	533
*	Warby Parker Inc. Class A	20,274	531
*	Fulcrum Therapeutics Inc.	80,659	523
*	ARS Pharmaceuticals Inc.	44,682	519
*	Oncology Institute Inc.	152,759	519
*	Pediatrix Medical Group Inc.	29,928	515
*	Aldeyra Therapeutics Inc.	83,184	486
*	MeiraGTx Holdings plc	57,347	419
*	SI-BONE Inc.	23,685	395
	iRadimed Corp.	5,294	384
*	Healthcare Services Group Inc.	23,783	371
*	Waystar Holding Corp.	9,682	367
*	ORIC Pharmaceuticals Inc.	35,627	364
*	Tarsus Pharmaceuticals Inc.	6,163	361
*	Ocular Therapeutix Inc.	29,484	360
*	Organogenesis Holdings Inc.	68,608	353
*	EyePoint Pharmaceuticals Inc.	30,248	350
*	TruBridge Inc.	17,231	344
*	Theravance Biopharma Inc.	23,299	323
*	Catalyst Pharmaceuticals Inc.	14,796	305
*	Bright Minds Biosciences Inc.	6,859	267
	Premier Inc. Class A	10,218	265
*	Rezolute Inc.	36,929	263
*	Artivion Inc.	5,786	254
*	Innoviva Inc.	12,344	252
*	Natera Inc.	1,490	251
*	Madrigal Pharmaceuticals Inc.	518	227
*	Solventum Corp.	3,016	220
*	Tourmaline Bio Inc.	9,371	219
*	Kymera Therapeutics Inc.	5,012	206
*	ADMA Biologics Inc.	8,489	147
*	Tempus AI Inc.	1,012	77
			135,493
Industrials (20.8%)
	Howmet Aerospace Inc.	66,854	11,639
	GE Vernova Inc.	18,735	11,484
	General Electric Co.	34,019	9,362
	Capital One Financial Corp.	41,042	9,326
	Johnson Controls International plc	84,422	9,024
	RTX Corp.	42,029	6,666
	Deere & Co.	12,259	5,868
*	Rocket Lab Corp.	88,724	4,312
*	Affirm Holdings Inc.	44,419	3,929
	Synchrony Financial	50,667	3,868
	Armstrong World Industries Inc.	19,163	3,752
	Comfort Systems USA Inc.	4,880	3,433
*	IES Holdings Inc.	8,662	3,026
	Visa Inc. Class A	8,515	2,995
*	Kratos Defense & Security Solutions Inc.	44,276	2,915

		Shares	Market Value ($000)
*	Sterling Infrastructure Inc.	10,396	2,896
	TransDigm Group Inc.	2,056	2,876
	3M Co.	18,063	2,809
*	CompoSecure Inc. Class A	142,339	2,722
*	Bloom Energy Corp. Class A	50,487	2,673
*	Dycom Industries Inc.	10,390	2,623
	Argan Inc.	10,374	2,368
	HEICO Corp.	7,569	2,362
*	Planet Labs PBC	329,499	2,336
*	API Group Corp.	61,831	2,206
*	AeroVironment Inc.	8,602	2,076
*	QXO Inc.	100,597	2,025
*	Joby Aviation Inc.	142,582	2,018
*	Teledyne Technologies Inc.	3,656	1,968
*	MasTec Inc.	10,810	1,964
	Woodward Inc.	7,946	1,961
*	Axon Enterprise Inc.	2,623	1,960
	BWX Technologies Inc.	12,090	1,959
*	Gates Industrial Corp. plc	68,368	1,747
*	Amprius Technologies Inc.	246,033	1,744
	Watts Water Technologies Inc. Class A	6,230	1,725
	Crane Co.	9,241	1,712
*	ATI Inc.	21,768	1,688
*	Evolv Technologies Holdings Inc.	204,562	1,686
	Curtiss-Wright Corp.	3,468	1,658
	Westinghouse Air Brake Technologies Corp.	8,500	1,645
	Ryder System Inc.	8,393	1,574
	Air Lease Corp.	25,651	1,544
	Esab Corp.	13,375	1,543
*	Tutor Perini Corp.	25,611	1,510
*	Huron Consulting Group Inc.	10,885	1,491
*,1	Eos Energy Enterprises Inc.	215,794	1,489
*,1	Lightbridge Corp.	97,906	1,481
*	Archer Aviation Inc. Class A	164,997	1,477
*	Pagaya Technologies Ltd. Class A	39,169	1,445
*	DXP Enterprises Inc.	11,557	1,443
*	Power Solutions International Inc.	17,265	1,431
	Belden Inc.	10,809	1,407
	Mastercard Inc. Class A	2,327	1,385
	HEICO Corp. Class A	5,614	1,376
*	Sezzle Inc.	14,370	1,359
*	Willdan Group Inc.	12,261	1,347
	Pitney Bowes Inc.	109,173	1,323
	Genpact Ltd.	29,005	1,315
*	PureCycle Technologies Inc.	88,651	1,267
	Trane Technologies plc	3,034	1,261
	Mueller Water Products Inc. Class A	47,661	1,256
*,1	Microvast Holdings Inc.	460,924	1,231
	Rockwell Automation Inc.	3,523	1,210
*,1	Palladyne AI Corp.	158,134	1,196
	Crown Holdings Inc.	11,660	1,159
	JBT Marel Corp.	7,982	1,144
	REV Group Inc.	21,454	1,142
	CNH Industrial NV	99,448	1,139
*	Core & Main Inc. Class A	17,587	1,138
*	BlackSky Technology Inc.	63,317	1,112
	Quanta Services Inc.	2,939	1,111
*	Mercury Systems Inc.	16,321	1,102
	VSE Corp.	6,745	1,095
	AZZ Inc.	9,439	1,066
	Allient Inc.	23,190	1,052
	Bel Fuse Inc. Class B	7,819	1,052
*	TSS Inc.	74,991	1,044
	Granite Construction Inc.	9,664	1,041
	Automatic Data Processing Inc.	3,412	1,037
*	Itron Inc.	8,371	1,029
*,1	Satellogic Inc. Class A	272,751	1,017
	Cummins Inc.	2,534	1,010
*	Astronics Corp.	27,271	992
	AGCO Corp.	9,063	981

		Shares	Market Value ($000)
*	Limbach Holdings Inc.	8,564	981
*	Frequency Electronics Inc.	29,864	963
	Patrick Industries Inc.	8,550	956
*	O-I Glass Inc.	72,476	941
*	Mirion Technologies Inc.	45,346	930
*	Construction Partners Inc. Class A	7,632	915
*	Ducommun Inc.	9,501	867
	National Presto Industries Inc.	6,923	726
*	Enovix Corp.	71,133	684
	Oshkosh Corp.	4,724	658
*	IBEX Holdings Ltd.	21,849	645
*	CoreCivic Inc.	31,220	633
	Heidrick & Struggles International Inc.	12,353	628
*	StoneCo. Ltd. Class A	37,314	615
	Leonardo DRS Inc.	14,194	591
	Enpro Inc.	2,655	581
	Tecnoglass Inc.	7,842	569
*	OSI Systems Inc.	2,414	555
*	Graham Corp.	11,205	550
*	Aurora Innovation Inc.	97,292	548
	Preformed Line Products Co.	2,825	540
*	Trimble Inc.	6,477	523
*	CECO Environmental Corp.	11,111	507
*	Bowman Consulting Group Ltd.	11,816	505
	Barrett Business Services Inc.	9,403	459
*	Centuri Holdings Inc.	21,617	459
	Insteel Industries Inc.	11,828	454
*	Byrna Technologies Inc.	21,930	447
	Teekay Corp. Ltd.	53,538	439
	TriMas Corp.	9,781	378
	Pentair plc	3,371	362
*	Titan Machinery Inc.	16,817	336
	Lindsay Corp.	2,359	324
	Ardagh Metal Packaging SA	87,642	323
*	Titan International Inc.	35,013	309
	Applied Industrial Technologies Inc.	1,146	302
*	Intuitive Machines Inc.	34,073	299
*	Proto Labs Inc.	5,973	298
*	Great Lakes Dredge & Dock Corp.	25,493	297
	Myers Industries Inc.	16,629	278
	Astec Industries Inc.	5,839	270
*	Legalzoom.com Inc.	24,412	270
*	Custom Truck One Source Inc.	43,319	266
	Emerson Electric Co.	1,978	261
	Douglas Dynamics Inc.	7,674	258
*	Marqeta Inc. Class A	38,503	245
*,1	Richtech Robotics Inc. Class B	69,797	213
			225,988
Real Estate (0.5%)
*	Compass Inc. Class A	239,934	2,179
*	CBRE Group Inc. Class A	10,077	1,634
*	Zillow Group Inc. Class C	13,426	1,132
*	Zillow Group Inc. Class A	5,032	410
*	GEO Group Inc.	14,201	294
			5,649
Technology (19.3%)
*	Palantir Technologies Inc. Class A	66,358	10,399
	Broadcom Inc.	34,817	10,354
*	DoorDash Inc. Class A	41,476	10,172
	Amphenol Corp. Class A	93,093	10,134
*	Snowflake Inc.	41,130	9,816
	Oracle Corp.	40,523	9,163
*	Crowdstrike Holdings Inc. Class A	20,877	8,846
*	AppLovin Corp. Class A	17,665	8,454
*	Strategy Inc.	22,284	7,452
	NVIDIA Corp.	37,103	6,463
	International Business Machines Corp.	21,371	5,204
*	Cadence Design Systems Inc.	11,023	3,863
*	Credo Technology Group Holding Ltd.	29,850	3,673

		Shares	Market Value ($000)
	Meta Platforms Inc. Class A	4,372	3,230
*	Unity Software Inc.	70,740	2,788
*	Sanmina Corp.	23,334	2,742
*	Cloudflare Inc. Class A	13,021	2,718
*	Xometry Inc. Class A	54,455	2,694
*	Commvault Systems Inc.	13,110	2,447
*	IonQ Inc.	57,038	2,438
	VeriSign Inc.	8,719	2,384
	Jabil Inc.	11,618	2,380
*	Toast Inc. Class A	52,267	2,357
*	Twilio Inc. Class A	21,850	2,308
	Corning Inc.	33,809	2,266
*	Rambus Inc.	30,111	2,221
*	Rubrik Inc. Class A	24,763	2,214
*	F5 Inc.	6,997	2,191
	Western Digital Corp.	24,872	1,998
*	Super Micro Computer Inc. (XNGS)	47,619	1,978
*	Aeva Technologies Inc.	133,383	1,975
*	NextNav Inc.	109,916	1,958
*	Flex Ltd.	33,526	1,798
*	nLight Inc.	61,113	1,760
*	Rigetti Computing Inc.	103,286	1,676
*	Reddit Inc. Class A	7,209	1,623
*	Applied Digital Corp.	101,402	1,620
*	Fabrinet	4,883	1,618
*	Zscaler Inc.	5,724	1,586
*	Guidewire Software Inc.	6,897	1,497
*	Innodata Inc.	38,907	1,478
*	D-Wave Quantum Inc.	94,101	1,470
*	Ouster Inc.	50,630	1,444
	A10 Networks Inc.	77,729	1,377
*,1	Neonode Inc.	57,492	1,377
*	Kyndryl Holdings Inc.	43,082	1,370
*	Grindr Inc.	84,820	1,327
	Advanced Energy Industries Inc.	8,838	1,323
*,1	Quantum Computing Inc.	83,227	1,313
*	Allegro MicroSystems Inc.	40,991	1,265
*	Groupon Inc.	47,746	1,246
	SS&C Technologies Holdings Inc.	13,971	1,239
*,1	Navitas Semiconductor Corp.	209,377	1,227
*	Cipher Mining Inc.	159,537	1,219
*	Digital Turbine Inc.	286,557	1,204
	Pegasystems Inc.	22,182	1,202
*	Kopin Corp.	549,657	1,154
*,1	BigBear.ai Holdings Inc.	223,245	1,132
*	ACM Research Inc. Class A	39,573	1,117
*	AvePoint Inc.	67,697	1,108
*	Fortinet Inc.	13,900	1,095
*	Domo Inc. Class B	74,545	1,094
*	SiTime Corp.	4,521	1,093
*	Magnite Inc.	40,934	1,062
*	Maplebear Inc.	24,461	1,061
*	Aehr Test Systems	38,257	954
*	MACOM Technology Solutions Holdings Inc.	7,266	931
*	Silicon Laboratories Inc.	6,622	890
*,1	Airship AI Holdings Inc.	198,320	886
	Vertiv Holdings Co. Class A	6,619	844
*	Life360 Inc.	9,070	820
*	TTM Technologies Inc.	18,318	816
*	Hut 8 Corp.	30,507	815
*,1	MicroVision Inc.	664,734	764
*	Okta Inc.	7,270	674
*	SkyWater Technology Inc.	56,224	674
*	Astera Labs Inc.	3,671	669
*	Yext Inc.	64,620	587
	CSG Systems International Inc.	9,031	579
*	NetScout Systems Inc.	22,077	549
	Clear Secure Inc. Class A	15,099	548
*	Nutanix Inc. Class A	8,033	540
	Lam Research Corp.	4,665	467

		Shares	Market Value ($000)
*	Daktronics Inc.	25,881	449
	Adeia Inc.	27,854	419
*	Diebold Nixdorf Inc.	6,263	383
	Climb Global Solutions Inc.	3,046	376
	Red Violet Inc.	7,386	371
*	EverQuote Inc. Class A	14,823	345
*	Schrodinger Inc.	16,292	318
*	Docusign Inc.	3,549	272
*	Cerence Inc.	24,397	257
			209,652
Telecommunications (3.8%)
	AT&T Inc.	340,221	9,965
	Cisco Systems Inc.	74,843	5,171
	Ubiquiti Inc.	5,746	3,035
	T-Mobile US Inc.	10,596	2,670
	Millicom International Cellular SA	48,750	2,355
*	Lumentum Holdings Inc.	17,105	2,272
	InterDigital Inc.	7,895	2,145
*	Roku Inc.	19,009	1,836
*	Ciena Corp.	19,464	1,829
*	CommScope Holding Co. Inc.	112,979	1,812
*	ADTRAN Holdings Inc.	161,170	1,512
*	fuboTV Inc.	387,815	1,369
*	NETGEAR Inc.	48,119	1,307
	IDT Corp. Class B	14,477	928
*	AST SpaceMobile Inc.	18,644	912
*	Gogo Inc.	74,803	821
*	Calix Inc.	12,049	716
*	Viasat Inc.	14,360	464
*	EchoStar Corp. Class A	4,322	267
*	Digi International Inc.	7,262	252
*	Viavi Solutions Inc.	21,838	246
	Telephone & Data Systems Inc.	12	1
			41,885
Utilities (0.4%)
*,1	NuScale Power Corp.	56,145	1,946
*,1	NANO Nuclear Energy Inc.	44,140	1,436
	Republic Services Inc.	5,245	1,227
			4,609
Total Common Stocks (Cost $894,198)			1,084,827
Temporary Cash Investments (2.0%)
Money Market Fund (2.0%)
[2,3]	Vanguard Market Liquidity Fund, 4.362% (Cost $22,110)	221,121	22,110
Total Investments (101.8%) (Cost $916,308)			1,106,937
Other Assets and Liabilities—Net (-1.8%)			(19,896)
Net Assets (100%)			1,087,041
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $18,660.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $20,668 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2025	3	971	(5)
Micro E-mini S&P 500 Index	September 2025	20	647	38
				33
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At August 31, 2025, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.